Fair Value Measurements - Summary of Fair Value of Certain Financial Assets and Liabilities Measured on Recurring Basis (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)
Assets
Forward exchange contracts, Current assets	₨ 672	$ 8.9
Fair Value, Measurements, Recurring [Member]
Assets
Fair valuation of swaps and options	6,177		₨ 2,220
Total assets	6,964	92.4	2,220	$ 32.1
Liabilities
Fair valuation of swaps and forward	29		185
Total Liabilities	29	0.4	185	2.7
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Forward [Member]
Assets
Forward exchange contracts, Current assets	668
Forward exchange derivative contracts, Non-Current assets	115
Fair Value, Measurements, Recurring [Member] | Forward Exchange Option [Member]
Assets
Forward exchange contracts, Current assets	4
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets
Fair valuation of swaps and options	6,177		2,220
Total assets	6,964	92.4	2,220	32.1
Liabilities
Fair valuation of swaps and forward	29		185
Total Liabilities	29	$ 0.4	₨ 185	$ 2.7
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Foreign Exchange Forward [Member]
Assets
Forward exchange contracts, Current assets	668
Forward exchange derivative contracts, Non-Current assets	115
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Forward Exchange Option [Member]
Assets
Forward exchange contracts, Current assets	₨ 4